Investments in affiliates and joint ventures - Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenue	$ 769,539	$ 654,143
Gross profit	101,548	90,417
Income before taxes	84,445	60,693
Nuna
Schedule of Equity Method Investments [Line Items]
Revenue	213,745	147,187
Gross profit	30,667	28,357
Income before taxes	21,741	20,600
Net income	19,298	17,396
MNALP
Schedule of Equity Method Investments [Line Items]
Revenue	330,259	171,425
Gross profit	10,216	2,762
Income before taxes	8,825	2,750
Net income	8,825	2,750
Fargo
Schedule of Equity Method Investments [Line Items]
Revenue	40,598	6,296
Gross profit	6,575	1,079
Income before taxes	7,049	397
Net income	7,049	397
Other entities
Schedule of Equity Method Investments [Line Items]
Revenue	11,431	7,532
Gross profit	2,123	1,443
Income before taxes	1,881	1,317
Net income	1,881	1,317
Total
Schedule of Equity Method Investments [Line Items]
Revenue	596,033	332,440
Gross profit	49,581	33,641
Income before taxes	39,496	25,064
Net income	$ 37,053	$ 21,860